ORDINARY SHARES (Details) (USD $)	12 Months Ended			1 Months Ended			1 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Series A convertible redeemable preferred shares	Dec. 31, 2007 Series A convertible redeemable preferred shares	Jul. 31, 2001 Series A convertible redeemable preferred shares	Dec. 31, 2010 Series B convertible redeemable preferred shares	Jul. 31, 2009 Series B convertible redeemable preferred shares	Dec. 31, 2010 American Depositary Shares	Jun. 10, 2011 Ordinary shares	Dec. 31, 2010 Ordinary shares	Dec. 31, 2012 Ordinary shares	Dec. 31, 2011 Ordinary shares	Dec. 31, 2010 Ordinary shares	Apr. 30, 2010 Ordinary shares Skillgreat Limited Beijing Bona Cineplex and Bona Youtang	Jul. 31, 2010 Ordinary shares Mr. Jeffrey Chan
Ordinary Shares
Shares issued as part of the acquisition consideration of movie theaters														5,810,320	5,810,320
Fair value of shares issued as part of the acquisition consideration of movie theaters (in dollars per share)															$ 4.50
Shares issued due to the exercise of options												348,168	39,608	317,072		317,072
Cash consideration for shares issued due to the exercise of options	$ 1,811,901	$ 247,387	$ 2,000,000									$ 174	$ 20	$ 158		$ 2,000,000
Shares issued upon completion of IPO									11,740,000	1,052,865	5,870,000			5,870,000
Proceeds from issuance of shares			89,245,119								89,245,119			2,935
Issuance cost			$ 3,559,581								$ 3,559,581
Shares converted				3,175,631			3,690,577
Shares issued upon conversion				5,849,856			3,690,577
Number of ordinary shares issued for each converted share upon conversion				1.8421	1.8421	1	1	1
Shares excluded from the outstanding shares and the computation of basic and diluted EPS	3,478,713	1,715,482	1,184,039									665,089	1,013,257